Condensed Consolidated Statements of Stockholders' Equity and Mezzanine Equity (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Common stock dividend per share	$ 0.06	$ 1.68	$ 0.10	$ 0.09
Total Mezzanine Equity [Member]
Common stock dividend per share	$ 0.058	$ 1.68	$ 0.10	$ 0.09